Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the policy of the Board and the Compensation Committee to not take material nonpublic information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
Typically, annual equity awards to eligible employees, including our executives, are generally made in the first quarter of each fiscal year, and annual awards to members of our Board are made on the date of our annual meeting of stockholders, generally late in the second quarter. Awards to new hires are made to eligible employees upon hire date.
During 2024, we did not grant any stock options, stock appreciation rights or similar option-like instruments to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that discloses material non-public information.

Award Timing Method
Typically, annual equity awards to eligible employees, including our executives, are generally made in the first quarter of each fiscal year, and annual awards to members of our Board are made on the date of our annual meeting of stockholders, generally late in the second quarter. Awards to new hires are made to eligible employees upon hire date.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is the policy of the Board and the Compensation Committee to not take material nonpublic information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false